Lease Liabilities - Changes in Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease Liability [Roll Forward]
Beginning balance	$ 42,876	$ 47,532
Lease additions	727	7,609
Lease payments	(7,739)	(8,129)
Disposal of lease liabilities	(14,180)	(1,281)
Lease reassessments	(377)	(6,068)
Foreign exchange	216	292
Interest expense	2,336	2,921
Ending balance	23,859	42,876
Current portion	(5,729)	(5,381)
Long-term portion	$ 18,130	$ 37,495